SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Class A ordinary shares subject to redemption (Details)	12 Months Ended
Dec. 31, 2023 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Class A ordinary shares subject to possible redemption - beginning balance	$ 234,364,451
Less: Redemption of ordinary shares	(208,978,864)
Plus: Increase in redemption value of Class A ordinary shares subject to redemption	6,054,941
Class A ordinary shares subject to possible redemption - ending balance	$ 31,440,528